CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities:
Net loss	$ (6,194,217)	$ (4,700,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	242
Depreciation and amortization	70,012	417,726
Inventory writedown	330,250
Gain on disposal of equipment	(3,046)
Impairment expense		1,861,833
Interest capitalized to line of credit	68,370	68,557
Stock-based compensation	1,969,723	1,322,963
Operating right of use assets and liabilities	(22,855)	(1,059)
Changes in operating assets and liabilities:
Accounts receivable	(34,677)	279,003
Inventories	402,541	(126,907)
Prepaid expenses and other current assets	295,178	(400,863)
Deposits	(2,683)	2,735
Deferred tax asset	890,857	(419,837)
Accounts payable	670,087	(781,918)
Contracts payable		(161,038)
Other liabilities		745,881
Accrued employee benefits	(1,238)	(28,161)
Net cash used in operating activities	(1,561,456)	(1,921,400)
Cash Flows From Investing Activities:
Purchases of equipment	(11,283)	(7,105)
Proceeds from disposals of equipment	11,608
Net cash provided by (used in) investing activities	325	(7,105)
Cash Flows From Financing Activities:
Proceeds from issuance of shares, net		3,758,895
Proceeds from notes payable - related parties	242,308	145,266
Repayments of notes payable - related parties		(293,789)
Proceeds from notes payable	86,194
Repayments of notes payable	(55,928)	(952,404)
Proceeds from issuance of convertible notes payable - related party	750,000
Net cash provided by financing activities	1,022,574	2,657,968
Effect of exchange rate changes on cash	46,368	(123,656)
Net increase (decrease) in cash	(492,189)	605,807
Cash at beginning of year	619,945	14,138
Cash at end of year	127,756	619,945
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	31,597	196,219
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Ordinary shares issued in settlement of other liabilities	1,288,415
Ordinary shares issued upon conversion of convertible notes	750,000
Ordinary shares issued to settle accrued expenses	278,150
Equipment acquired through issuance of note payable	39,161
Forgiveness of liability for shares to be issued	30,084
Reclassification of previously capitalized IPO costs to equity upon completion of IPO		441,028
Operating right-of-use asset acquired in exchange for operating lease liability		288,911
Ordinary shares issued in connection with notes payable		99,811
Ordinary shares to be issued in connection with notes payable		$ 45,951